Taxes	11 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES

NOTE 10 — TAXES

The Company’s net deferred tax assets is as follows:

For the Period From February 8, 2021 (Inception) Through December 31, 2021
Deferred tax assets:
Net operating losses	$30,345
Start-up costs	84,223
Total deferred tax assets	114,567

Valuation Allowance	(114,567)

Deferred tax asset, net of allowance	$—

Below is breakdown of the income tax provision.

For the Period From February 8, 2021 (Inception) Through December 31, 2021
Federal
Current	$—
Deferred	(114,567)
State and local
Current	—
Deferred
Change in valuation allowance	114,567
Income tax provision	$—

As of December 31, 2021, the Company had $144,498 of U.S. federal operating loss carryovers that do not expire and are available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the change in the valuation allowance was $114,567.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

For the Period From February 8, 2021 (Inception) Through December 31, 2021
U.S. federal statutory rate	21.0%
Change in fair value of warrant derivative liability	(30.4)%
Offering costs attributable to warrants	7.6
Change in valuation allowance	1.8%
Income tax provision	—

The effective tax rate differs from the statutory tax rate of 21% for the year ended December 31, 2021, due to the valuation allowance recorded on the Company’s net operating losses, change in the fair value of the warrant derivate liability and offering costs attributable to warrants. The Company files income tax returns in the U.S. federal jurisdiction. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers Arizona to be a significant state tax jurisdiction.